Leases (Tables)	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost	Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

	For the year ended March 31,
Particulars	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Opening balance	3,454	6,169	8,345	98
Additions	2,725	2,266	924	11
Capitalised during the year	108	145	244	3
Accretion of interest	416	690	615	7
Disposal of subsidiaries	—	(337)	(206)	(2)
Payments	(534)	(588)	(663)	(8)
Closing balance	6,169	8,345	9,259	108

Current	698	868	977	11
Non-current	5,471	7,477	8,282	97

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 33 for rental expense recorded for short-term and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2025, 2024 and 2023.
d)
The maturity analysis of lease liabilities are disclosed in Note 46.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 9.09% to 9.30% (March 31, 2024: 9.30%, March 31, 2023: 9.62%).